Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Legg Mason BW Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated November 4, 2015, to the Portfolio’s

Prospectus dated May 1, 2015, as amended

On August 27, 2015, a special meeting of the shareholders (the “Meeting”) of the Portfolio was held for the purpose of approving a subadvisory agreement between SunAmerica Asset Management, LLC, the Portfolio’s investment adviser, and Brandywine Global Investment Management, LLC (“Brandywine”), the proposed investment subadviser, with respect to the Portfolio (the “New Subadvisory Agreement”).

Shareholders are advised that the New Subadvisory Agreement was approved at the Meeting. Effective September 8, 2015, Brandywine began serving as the Portfolio’s subadviser and the changes to the Portfolio’s name and its principal investment strategies described in the prospectus supplement dated June 11, 2015 became effective. In addition the following changes became effective:

In the section entitled “Portfolio Summary: SA Legg Mason BW Large Cap Value Portfolio,” the information under the heading Investment Adviser is deleted in its entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Brandywine Global Investment Management, LLC.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Henry F. Otto	2015	Managing Director, Portfolio Manager
Steven M. Tonkovich	2015	Managing Director, Portfolio Manager
Joseph J. Kirby	2015	Portfolio Manager

In the section entitled “Management – Information about the Subadvisers,” all reference to Davis Selected Advisers, L.P. (d/b/a Davis Advisors) is deleted in its entirety. The section is supplemented as follows:

Brandywine Global Investment Management, LLC (Brandywine) is located at 2929 Arch Street, Philadelphia, Pennsylvania 19104. Brandywine acts as adviser or subadviser primarily to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to other investment company portfolios. As of March 31, 2015, Brandywine’s total assets under management were approximately $66 billion. Brandywine is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

The SA Legg Mason BW Large Cap Value Portfolio is managed by Henry F. Otto, Steven M. Tonkovich, and Joseph J. Kirby. Mr. Otto, Managing Director and Portfolio Manager, joined Brandywine in 1988. Prior to joining the firm, Mr. Otto was with Dimensional Fund Advisors, Inc., where he managed and traded small cap portfolios and developed computer systems to structure portfolios and analyze performance. Mr. Otto earned both an M.B.A. in Finance and Economics and a B.A. in Economics from the University of Chicago. Mr. Otto is a member of the firm’s executive board. Mr. Tonkovich, Managing Director and Portfolio Manager, joined Brandywine in 1989. Prior to joining the firm, Mr. Tonkovich was with the Wharton School of the University of Pennsylvania as a research analyst in the Finance Department and the Moore School of Electrical Engineering of the University of Pennsylvania as a research assistant. Mr. Tonkovich earned a B.S.E in Finance and Regional Science from the Wharton School. He is also a member of the firm’s executive board. Mr. Kirby, Portfolio Manager, joined Brandywine in 1994. Prior to joining the firm, Mr. Kirby was with CoreStates Financial Corporation as an auditor. Mr. Kirby earned a B.S. in Finance from DeSales University.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: Combined Master

Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

Blue Chip Growth Portfolio

SA JPMorgan MFS Core Bond Portfolio

(each, a “Portfolio,” and together the “Portfolios”)

Supplement dated November 4, 2015, to the Portfolios’

Prospectus dated May 1, 2015, as amended

In the section entitled “Portfolio Summary: Blue Chip Growth Portfolio,” the information under the heading “Investment Adviser – Portfolio Manager” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Matthew W. Krummell	2013	Investment Officer, Lead Portfolio Manager
James C. Fallon	2015	Investment Officer
Jonathan W. Sage	2015	Investment Officer
John E. Stocks	2015	Investment Officer

In the section entitled “Portfolio Summary: SA JP Morgan MFS Core Bond Portfolio,” the information under the heading “Investment Adviser – Portfolio Managers” is amended by deleting all reference to Douglas Swanson and by supplementing the portfolio manager information for J.P. Morgan Investment Management Inc. (“JPMorgan”) as follows:

Name	Portfolio Manager of the Portfolio Since	Title
Barbara Miller	2015	Managing Director and Portfolio Manager
Christopher Nauseda	2015	Vice President and Portfolio Manager

In the section entitled “Management – Information about the Subadvisers,” the second paragraph following the description of Massachusetts Financial Services Company (“MFS”), the Blue Chip Growth Portfolio’s subadviser, is deleted in its entirety and replaced with the following:

The Blue Chip Growth Portfolio is managed by Matthew Krummell, James C. Fallon, Jonathan W. Sage, and John E. Stocks. Mr. Krummell, Investment Officer and Lead Portfolio Manager, has been employed in the investment area of MFS since 2001. Mr. Fallon, Investment Officer, has been employed in the investment area of MFS since 1999. Mr. Sage, Investment Officer, has been employed in the investment area of MFS since 2000. Mr. Stocks has been employed in the investment area of MFS since 2001.

In addition, the sixth paragraph following the description of J.P. Morgan Investment Management Inc. (“JPMorgan”), a co-subadviser to the SA JPMorgan MFS Core Bond Portfolio, is hereby deleted in its entirety and replaced with the following:

The portion of the SA JPMorgan MFS Core Bond Portfolio subadvised by JPMorgan is managed by Barbara Miller, Christopher Nauseda, Peter Simons and Henry Song. Ms. Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of a portion of the Portfolio. An employee of JPMorgan or its predecessor firms since 1994, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMorgan’s Global Fixed Income, Currency & Commodities Group. Messrs. Nauseda, Simons and Song are co-portfolio managers of a portion of the Portfolio. Mr. Nauseda, Vice President, an employee of JPMorgan or its predecessor firms since 1982, is a member of JPMorgan’s Global Fixed Income, Currency & Commodities Group and a portfolio manager for the firm’s U.S. Value Driven team. Mr. Simons, Executive Director and CFA charterholder, an employee of JPMIM or its predecessor firms since 2001, is a member of the Global Fixed Income, Currency & Commodities group and is a portfolio manager for the firm’s U.S. Value Driven Team responsible for managing institutional taxable bond portfolios. Mr. Song, Executive Director and CFA charterholder, an employee of JPMIM since 2005, is a member of the Global Fixed Income, Currency & Commodities group and is a portfolio manager for the firm’s U.S. Value Driven Team responsible for managing institutional taxable bond portfolios.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: Combined Master

Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

Blue Chip Growth Portfolio

SA JPMorgan MFS Core Bond Portfolio

SA Legg Mason BW Large Cap Value Portfolio

(each, a “Portfolio,” and together the “Portfolios”)

Supplement dated November 4, 2015, to the Portfolios’

Statement of Additional Information (“SAI”) dated May 1, 2015, as amended

All reference to Davis Selected Advisers L.P. (d/b/a Davis Advisors) (“Davis”) is deleted in its entirety. In addition, except as otherwise noted in this supplement, all reference to the “Davis Venture Value Portfolio” is changed to “SA Legg Mason BW Large Cap Value Portfolio.” On page 1 of the SAI, the first paragraph under the heading “Portfolio Name Changes” is supplemented as follows:

Portfolio Name Changes. The Trustees approved the renaming of the following Portfolios: . . . . ; and (w) Davis Venture Value Portfolio to SA Legg Mason BW Large Cap Value Portfolio effective September 8, 2015.

In addition on p. 2 of the SAI, the reference to Davis is deleted and replaced with a reference to Brandywine Global Investment Management, LLC (“Brandywine”).

On page 61, the section entitled “SUBADVISORY AGREEMENTS” is supplemented as follows:

Brandywine is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company.

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to Davis and Massachusetts Financial Services Company (“MFS”) on page 67 is deleted and replaced with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)
Brandywine	Kirby, Joseph J.	5	$6,128	1	$3.0	3(1)	$1,070 ($86.2)
	Otto, Henry F.	8	$7,963	9	$112	9(1)	$504 ($86.2)
	Tonkovich, Steven M.	8	$7,963	9	$112	9(1)	$504 ($86.2)
MFS	Fallon, James C.	2	$60.2	5	$75.1	10	$1,544.7
	Krummell, Matthew W.	10	$4,455.4	4	$413.9	18	$5,328.3
	Sage, Jonathan W.	12	$18,470.0	10	$3,986.3	19	$7,475.9
	Stocks, John E.	—	—	—	—	—	—

*	As of June 30, 2015

In addition, the table on page 67 is amended with respect to J.P. Morgan Investment Management Inc. (“JPMorgan”) by deleting all reference to Douglas Swanson and supplementing the table as follows:

Advisers/ Subadviser	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)
JPMorgan	Barbara Miller	1	$45	1	$28	40	$1,840
	Christopher Nauseda	3	$34,240	1	$173	24(1)	$2,315 ($302)

*	As of August 31, 2015

The section entitled “PORTFOLIO MANAGERS – Compensation” is supplemented with respect to Brandywine as follows:

Brandywine. All Portfolio Managers receive a competitive base salary. In addition, from the firm’s profits, a bonus is paid quarterly and based in part on the performance of the portfolio managers’ investment strategies relative to a relevant peer-group universe over one-quarter, one-, three- and five-year time periods. More subjective measurements of an individual’s contributions to the success of their product group and to the overall success of the firm are also considered as part of the individual allocation decision. After this performance-based incentive compensation is allocated, profits associated with individual product groups are allocated as follows: a majority is retained within the product group and the remainder is allocated to a pool shared by all product groups. Finally, all investment professionals are eligible for options on Legg Mason, Inc. stock, provided from time-to-time at Legg Mason, Inc.’s discretion to its investment management subsidiaries. Brandywine Global believes this system achieves the goal of retaining top-quality investment professionals, as it provides extremely competitive compensation with entrepreneurial potential, and of fostering excellent performance, growth, and teamwork.

In addition, MFS intends to use the Russell 1000® Growth Index as the benchmark to measure the following portfolio manager’s performance with respect to the Blue Chip Growth Portfolio: Matthew W. Krummell, James C. Fallon, Jonathan W. Sage and John E. Stocks. The table on page 76 of the SAI is therefore supplemented as follows:

Portfolio	Portfolio Manager	Benchmark(s)
Blue Chip Growth Portfolio	Matthew W. Krummell	Russell 1000® Growth Index
	James C. Fallon	Russell 1000® Growth Index
	Jonathan W. Sage	Russell 1000® Growth Index
	John E. Stocks	Russell 1000® Growth Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.